Stockholders' Equity (Schedule of Shares Reserved) (Details) - shares	Dec. 31, 2017	Jun. 12, 2014
Stockholders' Equity Note [Abstract]
Stock options issued and outstanding	983,000
Restricted stock units issued and outstanding	1,745,000
Shares available for grant	1,409,000	4,500,000
Total shares reserved	4,137,000